Share Capital - Schedule of Common Shares Issued (Parenthetical) (Detail) - shares	Oct. 28, 2016	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018
Disclosure of classes of share capital [abstract]
Discount to average market price on dividends reinvested in additional common shares	2.00%
Restricted common shares		409	60,532	190,789